CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ (38,453)	$ 1,928
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	14,733	15,443
Amortization of original issue discount and debt issue costs	2,216	1,340
Loss on extinguishment of debt	200
Non cash consideration received from sale of business	(9,197)	(5,175)
Deferred income taxes	(12,248)	(817)
Impairment	0	7,585
(Gain) loss on sale of fixed assets	(6,240)	428
Gain on sale of business		(3,019)
Gain on settlement of contingent consideration	(1,427)
Loss on settlement of equity securities	2,288
Provision for losses on accounts receivable	177	2,651
Foreign exchange gain	(940)	(1,859)
Changes in operating assets and liabilities:
Accounts receivable	11,811	8,663
Inventories	1,639	5,716
Prepaid expenses and other assets	1,837	(1,918)
Accounts payable and other liabilities	2,117	(19,696)
Net cash provided by operating activities	45,419	7,414
Cash Flows From Investing Activities:
Purchase of property and equipment	(4,708)	(3,082)
Proceeds from disposition of property and equipment	12,408	70
Proceeds from sale of equity securities	14,372	2,531
Payments on settlement of equity securities	(2,288)
Proceeds from sale of business		26,853
Net cash (used in) provided by investing activities	19,784	26,372
Cash Flows From Financing Activities:
Proceeds from revolving credit facilities	382,056	383,516
Principal payments on revolving credit facilities	(384,215)	(406,381)
Proceeds from term loans	219,586
Principal payments on term loans	(276,444)	(9,357)
Proceeds from insurance premium financing	2,733	2,484
Principal payments on insurance premium financing	(2,897)	(2,437)
Payment of capital leases	(43)	(242)
Payment of contingent consideration	(240)
Payment of debt modification costs	(5,438)
Net cash used in financing activities	(64,902)	(32,417)
Effect of foreign exchange rates on cash and cash equivalents	52	(139)
Change in cash and cash equivalents	353	1,230
Cash and cash equivalents, beginning of period	2,520	1,290
Cash and cash equivalents, end of period	$ 2,873	$ 2,520